Reportable Segments (Details) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Net sales:
Total net sales	$ 4,825,743	$ 4,605,289	$ 3,757,933
Segment profit:
Total segment profit	1,102,168	1,032,131	682,526
Interest income	2,512	2,793	6,993
Interest expense	(69,594)	(65,187)	(62,478)
Share-based compensation expense	(19,896)	(20,687)	(14,043)
Merger and integration costs	(11,194)	(33,692)	(72,666)
Cost of products sold - restructuring	(54,089)	(3,870)	0
Other restructuring costs	(47,868)	(1,841)	(10,229)
Corporate administrative expenses	(184,849)	(181,132)	(133,313)
Other (expense) income - net	(26)	2,238	(725)
Income Before Income Taxes	717,164	730,753	396,065
U.S. Retail Coffee Market [Member]
Net sales:
Total net sales	1,930,869	1,700,458	855,571
Segment profit:
Total segment profit	536,133	484,006	211,113
U.S. Retail Consumer Market [Member]
Net sales:
Total net sales	1,091,595	1,125,280	1,103,264
Segment profit:
Total segment profit	294,970	285,223	249,439
U.S. Retail Oils and Baking Market [Member]
Net sales:
Total net sales	888,008	905,719	995,474
Segment profit:
Total segment profit	116,624	127,954	116,946
Special Markets [Member]
Net sales:
Total net sales	915,271	873,832	803,624
Segment profit:
Total segment profit	$ 154,441	$ 134,948	$ 105,028